UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-22478

Bennett Group of Funds

(Exact name of registrant as specified in charter)

5335 Wisconsin Ave NW, Suite 500

Washington, DC 20015

(Address of principal executive offices) (Zip code)

Dawn J. Bennett

5335 Wisconsin Ave NW, Suite 500

Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-286-2268

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Bennett Group of Funds
Bennett Conservative Fund Bennett Moderate Fund Bennett Growth Fund Bennett Aggressive Growth Fund
Semi-Annual Report
October 31, 2011
(Unaudited)

BENNETT GROUP OF FUNDS

SEMI-ANNUAL REPORT

(Unaudited)

i

BENNETT GROUP OF FUNDS

BENNETT GROUP MASTER FUNDS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Consolidated Schedules of Investments

Investment Abbreviations
ETF	Exchange-Traded Fund
LP	Limited Partnership

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Total return excludes sales charge.
(F)	Represents the combined ratios for the respective Fund and its respective pro-rata share of its Master Series.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
(a)	Commencement of Operations.

BENNETT GROUP OF FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from June 1, 2011(a) to October 31, 2011.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by

$1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

For the Period June 1, 2011(a) to October 31, 2011

EXPENSE TABLES

Class A Shares	Beginning Account Value 06/01/11(a)	Ending Account Value 10/31/11	Annualized Expense Ratio*	Expenses Paid During Period*

Bennett Conservative Fund
Actual Fund Return	$1,000.00	$859.73	0.93%	$3.62
Hypothetical 5% Annual Return	$1,000.00	$1,020.46	0.93%	$4.72

Bennett Moderate Fund
Actual Fund Return	$1,000.00	$858.22	0.93%	$3.61
Hypothetical 5% Annual Return	$1,000.00	$1,020.46	0.93%	$4.72

DISCLOSURE OF FUND EXPENSES

CONTINUED

Class A Shares	Beginning Account Value 06/01/11(a)	Ending Account Value 10/31/11	Annualized Expense Ratio*	Expenses Paid During Period*

Bennett Growth Fund
Actual Fund Return	$1,000.00	$858.22	0.95%	$3.69
Hypothetical 5% Annual Return	$1,000.00	$1,020.36	0.95%	$4.82

Bennett Aggressive Growth Fund
Actual Fund Return	$1,000.00	$858.22	0.96%	$3.73
Hypothetical 5% Annual Return	$1,000.00	$1,020.31	0.96%	$4.88

*

Expenses are equal to the fund’s annualized expense ratio for the period June 1, 2011(a) to October 31, 2011, multiplied by the average account value over the period, multiplied by the number of days since inception (153), then divided by the number of days in the year (366) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 184 day period for the six-months ended October 31, 2011 to allow for comparability. Each of the Funds are Feeder Funds. The expenses shown reflect the direct expenses of each of the Feeder Funds and the indirect payment of the Feeder Funds’ portion of the expenses of its respective Master Series.

BENNETT GROUP OF FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group of Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Bennett Group of Funds filed its most recent Form N-Q with the SEC on September 21, 2011. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group of Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Consolidated Schedules of Investments for the underlying Master Funds’ holdings which reflect the investments by category.

Affiliated Investment Company
Bennett Conservative Fund	100.0%
Bennett Moderate Fund	100.0%
Bennett Growth Fund	100.0%
Bennett Aggressive Growth Fund	100.0%

BENNETT CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

Value
AFFILIATED INVESTMENT COMPANY — 104.9%
Investment in Bennett Conservative Series of Bennett Group Master Funds	$29,895

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $30,679)	29,895
Liabilities in Excess of Other Assets — (4.9)%	(1,404)

NET ASSETS — 100.0%	$28,491

See the summary of inputs used to value the investments of the Fund’s Master Series as of October 31, 2011 located within this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

BENNETT MODERATE FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

Value

AFFILIATED INVESTMENT COMPANY — 104.9%
Investment in Bennett Moderate Series of Bennett Group Master Funds	$29,862

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $30,647)	29,862
Liabilities in Excess of Other Assets — (4.9)%	(1,404)

NET ASSETS — 100.0%	$28,458

See the summary of inputs used to value the investments of the Fund’s Master Series as of October 31, 2011 located within this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

BENNETT GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

Value
AFFILIATED INVESTMENT COMPANY — 104.9%
Investment in Bennett Growth Series of Bennett Group Master Funds	$29,848

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $30,626)	29,848
Liabilities in Excess of Other Assets — (4.9)%	(1,404)

NET ASSETS — 100.0%	$28,444

See the summary of inputs used to value the investments of the Fund’s Master Series as of October 31, 2011 located within this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

BENNETT AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

Value
AFFILIATED INVESTMENT COMPANY — 104.9%
Investment in Bennett Aggressive Growth Series of Bennett Group Master Funds	$29,860

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $30,626)	29,860
Liabilities in Excess of Other Assets — (4.9)%	(1,405)

NET ASSETS — 100.0%	$28,455

See the summary of inputs used to value the investments of the Fund’s Master Series as of October 31, 2011 located within this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

(Unaudited)

	Bennett Conservative Fund	Bennett Moderate Fund	Bennett Growth Fund	Bennett Aggressive Growth Fund
Assets:
Investments at value	$29,895	$29,862	$29,848	$29,860
Receivables:
Receivable from investment adviser	14,188	14,188	14,187	14,187
Prepaid expenses	106	106	106	106

Total assets	44,189	44,156	44,141	44,153

Liabilities:
Payables:
Accrued Liabilities:
Accounting fees	2,135	2,135	2,135	2,135
12b-1 fees - Class A	6	6	6	6
Transfer agent fees	5,160	5,160	5,160	5,160
Trustees’ fees	78	78	78	78
Other	8,319	8,319	8,318	8,319

Total liabilities	15,698	15,698	15,697	15,698

Net Assets	$28,491	$28,458	$28,444	$28,455

Net Assets Represent:
Paid-in capital	$31,250	$31,250	$31,250	$31,250
Undistributed (distributions in excess of) net investment income	(113)	(113)	(115)	(117)
Accumulated net realized loss on investments	(1,862)	(1,894)	(1,913)	(1,912)
Net unrealized depreciation on investments	(784)	(785)	(778)	(766)

Net Assets	$28,491	$28,458	$28,444	$28,455

Class A Shares
Shares of common stock outstanding	2,500	2,500	2,500	2,500

Net asset value and redemption price per share	$11.40	$11.38	$11.38	$11.38

Maximum offering price per share(1)	$12.10	$12.07	$12.07	$12.07

Maximum sales charge per share	5.75%	5.75%	5.75%	5.75%

Total investments at cost	$30,679	$30,647	$30,626	$30,626

(1)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

STATEMENTS OF OPERATIONS

FOR THE PERIOD JUNE 1, 2011(a) TO OCTOBER 31, 2011

(Unaudited)

	Bennett Conservative Fund	Bennett Moderate Fund	Bennett Growth Fund	Bennett Aggressive Growth Fund
Investment Income
Net Investment Income Allocated from Affiliated Investment Company:
Dividends	$ 1	$ 1	$ 1	$ 1
Expenses	(26,960)	(26,960)	(26,960)	(26,961)

Total Net Investment Income Allocated from Affiliated Investment Company	(26,959)	(26,959)	(26,959)	(26,960)

Fund Expenses
Administrative services fees	31	31	31	31
Accounting fees	8,599	8,599	8,599	8,598
Transfer agent fees	13,873	13,873	13,873	13,873
12b-1 fees - Class A	31	31	31	31
Professional fees	6,314	6,314	6,314	6,314
Blue sky fees	19	19	19	19
Trustees’ fees	3,828	3,828	3,828	3,828
Reports to shareholders	2,005	2,005	2,005	2,005

Total Expenses	34,700	34,700	34,700	34,699
Less fees waived	(61,546)	(61,546)	(61,544)	(61,542)

Net Expenses	(26,846)	(26,846)	(26,844)	(26,843)

Net Investment Loss	(113)	(113)	(115)	(117)

Net Realized and Unrealized Gain (Loss) Allocated from Affiliated Investment Company
Net Realized Gain (Loss) on:
Investments	(1,862)	(1,894)	(1,913)	(1,912)
Change in Unrealized Appreciation (Depreciation) of:
Investments	(784)	(785)	(778)	(766)

Net Realized and Unrealized Loss Allocated from Affiliated Investment Company	(2,646)	(2,679)	(2,691)	(2,678)

Net Decrease in Net Assets Resulting from Operations	(2,759)	(2,792)	(2,806)	(2,795)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bennett Conservative Fund	Bennett Moderate Fund	Bennett Growth Fund	Bennett Aggressive Growth Fund
	For the Period June 1, 2011(a) to October 31, 2011	For the Period June 1, 2011(a) to October 31, 2011	For the Period June 1, 2011(a) to October 31, 2011	For the Period June 1, 2011(a) to October 31, 2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(113)	$(113)	$(115)	$(117)
Net realized loss on investments	(1,862)	(1,894)	(1,913)	(1,912)
Net change in unrealized appreciation (depreciation) on investments	(784)	(785)	(778)	(766)

Net decrease in net assets resulting from operations	(2,759)	(2,792)	(2,806)	(2,795)

Capital Share Transactions (1):
Proceeds from sale of Class A shares	31,250	31,250	31,250	31,250

Net increase in net assets from capital share transactions	31,250	31,250	31,250	31,250

Net increase in net assets	28,491	28,458	28,444	28,455
Net Assets:
Beginning of period	—	—	—	—

End of period*	$28,491	$28,458	$28,444	$28,455

(1) Shares Issued and Redeemed:
Shares issued - Class A	2,500	2,500	2,500	2,500

Net increase from shares issued and redeemed	2,500	2,500	2,500	2,500

* Including accumulated net investment loss of:	$(113)	$(113)	$(115)	$(117)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Class A Shares
	Bennett Conservative Fund	Bennett Moderate Fund	Bennett Growth Fund	Bennett Aggressive Growth Fund
	For the Period June 1, 2011(a) to October 31, 2011 (Unaudited)	For the Period June 1, 2011(a) to October 31, 2011 (Unaudited)	For the Period June 1, 2011(a) to October 31, 2011 (Unaudited)	For the Period June 1, 2011(a) to October 31, 2011 (Unaudited)
Net Asset Value, Beginning of Period	$12.50	$12.50	$12.50	$12.50
Income from Investment Operations
Net Investment Income (Loss)(A)	(0.05)	(0.05)	(0.05)	(0.05)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.05)	(1.07)	(1.07)	(1.07)
Total from Investment Operations	(1.10)	(1.12)	(1.12)	(1.12)
Less Distributions
Net Investment Income	—	—	—	—
Net Realized Gains	—	—	—	—
Total Distributions	—	—	—	—
Net Asset Value, End of Period	$11.40	$11.38	$11.38	$11.38

Total Return(E)	(8.80)%(C)	(8.96)%(C)	(8.96)%(C)	(8.96)%(C)

Net Assets, End of Period (thousands)	$ 28	$ 28	$ 28	$ 28
Ratio of Expenses to Average Net Assets(D)(F)	0.93%(B)	0.93%(B)	0.95%(B)	0.96%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)(F)	502.98%(B)	503.36%(B)	503.74%(B)	503.86%(B)
Ratio of Net Investment Income to Average Net Assets	(0.92)%(B)	(0.92)%(B)	(0.94)%(B)	(0.96)%(B)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund and Bennett Aggressive Growth Fund (each, a “Fund” and collectively, the “Funds”) each are a series of the Bennett Group of Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010. The Trust’s Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Fund’s portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

Each Fund is a feeder fund that pursues its investment objective by investing substantially all of its assets in a corresponding master fund under a “master-feeder” structure. The master funds in which the Funds invest are, correspondingly, the Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series, and Bennett Aggressive Growth Series (the “Master Series”), each of which is a series of the Bennett Group Master Funds. The Master Series are fund of funds that invests their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Master Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Master Series’ overall risk and volatility may be reduced. At October 31, 2011, the percentage of each Fund’s ownership in its respective Series was as follows:

Funds	Master Series	Percentage of Ownership at 10/31/11*
Bennett Conservative Fund	Bennett Conservative Series	98.8%
Bennett Moderate Fund	Bennett Moderate Series	98.8%
Bennett Growth Fund	Bennett Growth Series	98.8%
Bennett Aggressive Growth Fund	Bennett Aggressive Growth Series	98.8%

*The remaining percentage reflects Bennett Group Financial Services, LLC ownership in the respective Master Series.

The consolidated financial statements of the Master Series, including the consolidated schedules of investments,are included elsewhere in this report and should be read in conjunction with the financial statements of the Funds.

The Trust has authorized and allocated to the Funds an unlimited number of shares of beneficial interest with no par value to the Funds’ Shares. Each Fund offers Class A Shares and Class R Shares. Class A Shares have a maximum up-front sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to an up-front sales charge. Class R Shares have no up-front sales charge.

B. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Each Fund’s investment reflects its proportionate interest in the net assets of its respective Master Series. The valuations are classified as Level 1 in the hierarchy.

In calculating the net asset value (“NAV”), each Master Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Master Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Master Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Master Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Master Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Master Series, the Master Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Master Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Master Series prices its shares, the value the Master Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Master Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.Investment Transactions, Investment Income and Expenses: For financial reporting purposes, contributions to and withdrawals from the Master Series are accounted for on a trade basis. Each Fund records daily its proportionate share of its respective Master Series’ income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses. Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as 12b-1 fees. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

3. Dividends and Distributions to Shareholders: Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually.

C. Investment Advisory Agreement and Other Related Party Transactions:

1. Investment Adviser: The Trust, on behalf of the Funds, has entered into an administrative agreement (the “Administrative Services Agreement”) with the Adviser dated March 1, 2011. Under the terms of the Administrative Services Agreement, the Adviser provides certain administrative services for the Funds. As compensation for the administrative services rendered under the Administrative Services Agreement, the Trust, on behalf of each Fund, shall pay the Adviser from each Fund’s respective assets at an annual rate of 0.25%, as a percentage of each Fund’s average daily net assets. The Administrative Services Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser.

The Adviser has entered into an agreement with the Trust, whereby the Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund, and Bennett Aggressive Growth Fund (including the expenses each Fund bears as a shareholder of its Master Series, but excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets as shown in the table below. The agreement will remain in effect through May 31, 2012. Pursuant to its expense limitation agreement with the Funds, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Funds	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject fo Future Recovery
Bennett Conservative Fund	0.68%	$—	$61,546
Bennett Moderate Fund	0.68%	—	61,546
Bennett Growth Fund	0.70%	—	61,544
Bennett Aggressive Growth Fund	0.71%	—	61,542

2. Distribution and Service Fees: Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Class A and Class R Distribution and Service (12b-1) Plans (the “Plans”), which are applicable to each Fund. The Plans permits the Funds to pay for certain distribution, promotional, and related expenses involved in the marketing of Fund shares. Pursuant to the Plans, the Funds may pay the Distributor and Adviser a fee, not to exceed 0.25% in the aggregate of each Fund’s respective average daily net assets on an annual basis, for marketing activities (“Marketing Services”). Marketing Services include, among other things, the preparation and distribution of advertisements, sales literature and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for marketing related services. The fee may also be used to compensate dealers and others that have entered into an agreement with the Distributor or the Adviser for Marketing Services.

3. Fees Paid to Trustees and Officers: Certain Trustees and Officers of the Adviser are also Trustees and Officers of the Trust. Only the Independent Trustees receive compensation from the Trust. Each Independent Trustee receives $10,000 from the Trust annually.

4. Other Service Providers: On behalf of the Funds, the Trust has entered into an Administration and Accounting Service Agreement with BNY Mellon Investment Servicing (US) Inc., to provide administrative and fund accounting services and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement. The Trust has also entered into a Custody Services Agreement with The Bank of New York Mellon, to serve as Custodian and an Underwriting Agreement with Foreside Fund Services, LLC, to serve as the principal underwriter and distributor for the Trust.

D. Federal Income Taxes:

Each Fund intends to elect and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

“Accounting for Uncertainty in Income Taxes” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Funds’ tax position and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

F. New Accounting Pronouncements:

In May 2011, the FASB issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” together (the “Standard”). The Standard includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The Standard will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, the Standard will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact the new Standard will have on its financial statement disclosures.

G. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from June 1, 2011(a) to October 31, 2011.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

For the Period June 1, 2011(a) to October 31, 2011

EXPENSE TABLES

	Beginning Account Value 06/01/11(a)	Ending Account Value 10/31/11	Annualized Expense Ratio*	Expenses Paid During Period*
Bennett Conservative Series
Actual Fund Return	$1,000.00	$374.40	216.34%	$621.48
Hypothetical 5% Annual Return	$1,000.00	$(62.47)	216.34%	$509.83

Bennett Moderate Series
Actual Fund Return	$1,000.00	$373.60	216.50%	$621.58
Hypothetical 5% Annual Return	$1,000.00	$(63.28)	216.50%	$509.77

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 06/01/11(a)	Ending Account Value 10/31/11	Annualized Expense Ratio*	Expenses Paid During Period*
Bennett Growth Series
Actual Fund Return	$1,000.00	$373.60	216.66%	$622.04
Hypothetical 5% Annual Return	$1,000.00	$(64.08)	216.66%	$509.71

Bennett Aggressive Growth Series
Actual Fund Return	$1,000.00	$373.60	216.71%	$622.19
Hypothetical 5% Annual Return	$1,000.00	$(64.33)	216.71%	$509.69

*

The expenses shown reflect the combined expenses of each fund and its respective, wholly owned Cayman subsidiary. Expenses are equal to the fund’s annualized expense ratio for the period June 1, 2011(a) to October 31, 2011, multiplied by the average account value over the period, multiplied by the number of days since inception (153), then divided by the number of days in the year (366) to reflect the period. The “Ending Account Value” is derived from the fund’s actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 184 day period for the six-months ended October 31, 2011 to allow for comparability.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group Master Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Bennett Group Master Funds filed its most recent Form N-Q with the SEC on September 21, 2011. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group Master Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Bennett Conservative Series
Asset Allocation Fund	10.4%
Commodity Funds	87.2%
Equity Funds	2.4%

100.0%

Bennett Moderate Series
Asset Allocation Fund	9.2%
Commodity Funds	87.9%
Equity Funds	2.9%

100.0%

Bennett Growth Series
Asset Allocation Fund	8.6%
Commodity Funds	87.5%
Equity Funds	3.9%

100.0%

Bennett Aggressive Growth Series
Asset Allocation Fund	7.9%
Commodity Funds	87.3%
Equity Funds	4.8%

100.0%

BENNETT CONSERVATIVE SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 61.0%
Asset Allocation Fund — 6.3%
CurrencyShares Swiss Franc Trust*	17	$1,914

Total Asset Allocation Fund		1,914

Commodity Funds — 53.2%
ETFS Palladium Trust*	8	513
ETFS Platinum Trust*	3	475
PowerShares DB Base Metal Fund*	25	503
Proshares Short S&P 500*	57	2,349
ProShares Ultra Gold*	53	5,153
ProShares Ultra Silver*	98	6,602
United States 12 Month Oil Fund LP*	13	525

Total Commodity Funds		16,120

Equity Funds — 1.5%
iShares MSCI All Peru Capped Index Fund	8	315
Market Vectors Vietnam ETF	7	128

Total Equity Funds		443

TOTAL EXCHANGE-TRADED FUNDS		18,477

SHORT-TERM INVESTMENTS — 87.9%
Money Market Fund — 87.9%
Dreyfus Treasury Prime Cash Management	26,592	26,592

TOTAL SHORT-TERM INVESTMENTS		26,592

TOTAL INVESTMENTS — 148.9% (Cost $46,103)		45,069
Liabilities in Excess of Other Assets - (48.9)%		(14,799)

NET ASSETS - 100.0%		$30,270

*  Non-Income Producing

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,914	$—	$—	$1,914
Commodity Funds	16,120	—	—	16,120
Equity Funds	443	—	—	443
Short-Term Investments
Money Market Fund	26,592	—	—	26,592

TOTAL	$45,069	$—	$—	$45,069

See accompanying Notes to Consolidated Financial Statements.

BENNETT MODERATE SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 60.7%
Asset Allocation Fund — 5.6%
CurrencyShares Swiss Franc Trust*	15	$1,688

Total Asset Allocation Fund		1,688

Commodity Funds — 53.3%
ETFS Palladium Trust*	8	513
ETFS Platinum Trust*	3	475
PowerShares DB Base Metal Fund*	25	503
Proshares Short S&P 500*	57	2,349
ProShares Ultra Gold*	53	5,153
ProShares Ultra Silver*	98	6,602
United States 12 Month Oil Fund LP*	13	526

Total Commodity Funds		16,121

Equity Funds — 1.8%
iShares MSCI All Peru Capped Index Fund	8	315
Market Vectors Vietnam ETF	12	219

Total Equity Funds		534

TOTAL EXCHANGE-TRADED FUNDS		18,343

SHORT-TERM INVESTMENTS — 88.3%
Money Market Fund — 88.3%
Dreyfus Treasury Prime Cash Management	26,695	26,695

TOTAL SHORT-TERM INVESTMENTS		26,695

TOTAL INVESTMENTS — 149.0% (Cost $46,073)		45,038
Liabilities in Excess of Other Assets - (49.0)%		(14,802)

NET ASSETS - 100.0%		$30,236

* Non-Income Producing

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$ 1,688	$ —	$ —	$ 1,688
Commodity Funds	16,121	—	—	16,121
Equity Funds	534	—	—	534
Short-Term Investments
Money Market Fund	26,695	—	—	26,695

TOTAL	$45,038	$ —	$ —	$45,038

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROWTH SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 61.0%
Asset Allocation Fund — 5.2%
CurrencyShares Swiss Franc Trust*	14	$1,576

Total Asset Allocation Fund		1,576

Commodity Funds — 53.4%
ETFS Palladium Trust*	8	513
ETFS Platinum Trust*	3	475
PowerShares DB Base Metal Fund*	25	503
Proshares Short S&P 500*	57	2,349
ProShares Ultra Gold*	53	5,153
ProShares Ultra Silver*	98	6,602
United States 12 Month Oil Fund LP*	13	525

Total Commodity Funds		16,120

Equity Funds — 2.4%
iShares MSCI All Peru Capped Index Fund	10	394
Market Vectors Vietnam ETF	18	329

Total Equity Funds		723

TOTAL EXCHANGE-TRADED FUNDS		18,419

SHORT-TERM INVESTMENTS — 88.0%
Money Market Fund — 88.0%
Dreyfus Treasury Prime Cash Management	26,602	26,602

TOTAL SHORT-TERM INVESTMENTS		26,602

TOTAL INVESTMENTS — 149.0% (Cost $46,050)		45,021
Liabilities in Excess of Other Assets - (49.0)%		(14,799)

NET ASSETS - 100.0%		$30,222

* Non-Income Producing

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$ 1,576	$ —	$ —	$ 1,576
Commodity Funds	16,120	—	—	16,120
Equity Funds	723	—	—	723
Short-Term Investments
Money Market Fund	26,602	—	—	26,602

TOTAL	$45,021	$ —	$ —	$45,021

See accompanying Notes to Consolidated Financial Statements.

BENNETT AGGRESSIVE GROWTH SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 61.1%
Asset Allocation Fund — 4.8%
CurrencyShares Swiss Franc Trust*	13	$1,463

Total Asset Allocation Fund		1,463

Commodity Funds — 53.3%
ETFS Palladium Trust*	8	513
ETFS Platinum Trust*	3	475
PowerShares DB Base Metal Fund*	25	503
Proshares Short S&P 500*	57	2,349
ProShares Ultra Gold*	53	5,153
ProShares Ultra Silver*	98	6,602
United States 12 Month Oil Fund LP*	13	525

Total Commodity Funds		16,120

Equity Funds — 3.0%
iShares MSCI All Peru Capped Index Fund	12	473
Market Vectors Vietnam ETF	23	420

Total Equity Funds		893

TOTAL EXCHANGE-TRADED FUNDS		18,476

SHORT-TERM INVESTMENTS — 87.9%
Money Market Fund — 87.9%
Dreyfus Treasury Prime Cash Management	26,564	26,564

TOTAL SHORT-TERM INVESTMENTS		26,564

TOTAL INVESTMENTS — 149.0% (Cost $46,056)		45,040
Liabilities in Excess of Other Assets - (49.0)%		(14,807)

NET ASSETS - 100.0%		$30,233

* Non-Income Producing

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$ 1,463	$ —	$ —	$ 1,463
Commodity Funds	16,120	—	—	16,120
Equity Funds	893	—	—	893
Short-Term Investments
Money Market Fund	26,564	—	—	26,564

TOTAL	$45,040	$ —	$ —	$45,040

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

(Unaudited)

	Bennett Conservative Series	Bennett Moderate Series	Bennett Growth Series	Bennett Aggressive Growth Series
Assets:
Investments at value	$45,069	$45,038	$45,021	$45,040
Cash	2,004	2,001	2,004	1,996

Total assets	47,073	47,039	47,025	47,036

Liabilities:
Payables:
Accrued Liabilities:
Advisory fees	6	6	6	6
Accounting fees	3,816	3,816	3,816	3,816
Trustees’ fees	78	78	78	78
Other	12,903	12,903	12,903	12,903

Total liabilities	16,803	16,803	16,803	16,803

Net Assets	$30,270	$30,236	$30,222	$30,233

Total investments at cost	$46,103	$46,073	$46,050	$46,056

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD JUNE 1, 2011(a) TO OCTOBER 31, 2011

(Unaudited)

	Bennett Conservative Series	Bennett Moderate Series	Bennett Growth Series	Bennett Aggressive Growth Series
Investment Income
Dividends	$1	$1	$1	$1

Total Investment Income	1	1	1	1

Expenses
Advisory fees	39	39	39	39
Accounting fees	10,760	10,760	10,760	10,759
Professional fees	12,151	12,151	12,151	12,151
Custody fees	91	91	91	91
Trustees’ fees	3,828	3,828	3,828	3,828
Reports to shareholders	686	686	686	686

Total Expenses	27,555	27,555	27,555	27,554
Less advisory fees waived	(7)	(7)	(7)	(7)

Net Expenses	27,548	27,548	27,548	27,547

Net Investment Loss	(27,547)	(27,547)	(27,547)	(27,546)

Net Realized and Unrealized Gain (Loss)
Realized Gain (Loss) on:
Investments	(1,650)	(1,683)	(1,701)	(1,703)
Change in Unrealized Appreciation (Depreciation) of:
Investments	(1,034)	(1,034)	(1,029)	(1,016)

Net Realized and Unrealized Loss	(2,684)	(2,717)	(2,730)	(2,719)

Net Decrease in Net Assets Resulting from Operations	(30,231)	(30,264)	(30,277)	(30,265)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Bennett Conservative Series	Bennett Moderate Series	Bennett Growth Series	Bennett Aggressive Growth Series
	For the Period June 1, 2011(a) to October 31, 2011	For the Period June 1, 2011(a) to October 31, 2011	For the Period June 1, 2011(a) to October 31, 2011	For the Period June 1, 2011(a) to October 31, 2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(27,547)	$(27,547)	$(27,547)	$(27,546)
Net realized loss on investments	(1,650)	(1,683)	(1,701)	(1,703)
Change in unrealized appreciation (depreciation) of investments	(1,034)	(1,035)	(1,029)	(1,016)

Net decrease in net assets resulting from operations	(30,231)	(30,265)	(30,277)	(30,265)

Transactions in Interest:
Contributions	60,501	60,501	60,499	60,498

Net increase in net assets from transactions in interest	60,501	60,501	60,499	60,498

Net increase (decrease) in net assets	30,270	30,236	30,222	30,233

Net Assets:
Beginning of period	—	—	—	—

End of period	$30,270	$30,236	$30,222	$30,233

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Bennett Conservative Series	Bennett Moderate Series	Bennett Growth Series	Bennett Aggressive Growth Series
	For the Period June 1, 2011(a) to October 31, 2011 (Unaudited)	For the Period June 1, 2011(a) to October 31, 2011 (Unaudited)	For the Period June 1, 2011(a) to October 31, 2011 (Unaudited)	For the Period June 1, 2011(a) to October 31, 2011 (Unaudited)
Total Return	(62.56)%(C)	(62.64)%(C)	(62.64)%(C)	(62.64)%(C)
Net Assets, End of Period (thousands)	$30	$30	$30	$30
Ratio of Expenses to Average Net Assets	216.34%(B)(D)	216.50%(B)(D)	216.66%(B)(D)	216.71%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recoveryof Previously Waived Fees)	216.40%(B)(D)	216.56%(B)(D)	216.71%(B)(D)	216.76%(B)(D)
Ratio of Net Investment Income to Average Net Assets	(216.33)%(B)(D)	(216.50)%(B)(D)	(216.65)%(B)(D)	(216.70)%(B)(D)
Portfolio Turnover Rate	162%(C)	162%(C)	162%(C)	162%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series and Bennett Aggressive Growth Series (the “Series”) each are a series of the Bennett Group Master Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Series’ portfolio of assets is “non-diversified” as defined by the 1940 Act.

The Series are separate mutual funds, and each share of each Series represents an equal proportionate interest in the Series. The Series are funds of funds that invest their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds represent a wide variety of asset classes and may invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Series’ overall risk and volatility may be reduced.

The Trust currently has authorized and allocated to the Series an unlimited number of shares of beneficial interest with no par value.

The Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series and Bennett Aggressive Growth Series each wholly owns and controls a company organized under the laws of the Cayman Islands: the Bennett Conservative Cayman Series, Bennett Moderate Cayman Series, Bennett Growth Cayman Series, and Bennett Aggressive Growth Cayman Series, (each, a “Subsidiary,” or collectively, the “Subsidiaries”), respectively. The Subsidiaries are not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

The Subsidiaries commenced operations on June 1, 2011. The Series commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly owned subsidiary. Each Series will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in a Subsidiary. Each Subsidiary participates in the same investment goal as the Series. Each Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. Each Subsidiary (unlike the Series) may invest without limitation in these instruments. However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Series. The portion of the Series’ or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of each Series’ investment through a Subsidiary, the Series will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in a Subsidiary, the Series is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Series and are subject to the same risks that apply to similar investments if held directly by the Series.

The following table shows the amount of the Series’ investment in its corresponding Subsidiary:

Series	Subsidiaries	Subsidiary Total Net Assets Held at 10/31/11	Percentage of Series’ Total Net Assets at 10/31/11
Bennett Conservative Series	Bennett Conservative Cayman Series	$8,142	26.9%
Bennett Moderate Series	Bennett Moderate Cayman Series	8,140	26.9%
Bennett Growth Series	Bennett Growth Cayman Series	8,143	26.9%
Bennett Aggressive Growth Series	Bennett Aggressive Growth Cayman Series	8,135	26.9%

The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of each Series and its wholly owned Subsidiary.

C. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: In calculating net asset value (“NAV”), each Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market close, the Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

•	Level 1 – quoted prices in active markets for identical securities, which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, which are valued at their closing net asset value each business day.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

•	Level 3 – prices determined using significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments), which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments.

Exchange-Traded Funds: The Series invest in exchange-traded funds (“ETFs”). ETFs are exchange-traded interests in an investment fund that may hold a variety of assets, such as stocks, bonds or commodities. Most ETF portfolios are designed to replicate or track the composition and/or performance of a particular benchmark or index. The performance of an ETF will not necessarily track the performance of the underlying assets exactly due to transaction and other expenses, including fees payable to service providers, which are borne by the investment fund. Examples of such products include S&P Depositary Receipts (“SPDRs”), including SPDR Gold Shares, World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”), and Optimized Portfolios As Listed Securities (“OPALS”). Investments in ETFs involve the same risks associated with a direct investment in the underlying assets. There can be no assurance that the trading price of ETFs will equal the underlying value of the basket of assets held by the investment fund. ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Investments in ETFs may constitute investments in other investment companies and, therefore, the Funds, the Series and Underlying Funds may be subject to the same investment restrictions with respect to ETFs as with other investment companies.

2. Investment Transactions, Investment Income and Expenses: Security transactions are accounted for as of the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses attributable to a specific Series shall be payable solely out of the assets of that Series. Expenses not attributable to a specific Series are allocated across all of the Series on the basis of their relative net assets.

3. Dividends and Distributions: The Series do not expect to make distributions of their ordinary income and net realized capital gains, except as may be determined by the Board of Trustees of the Trust.

D. Investment Advisory Agreement and Other Related Party Transactions:

1. Investment Adviser: The Trust, on behalf of the Series, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser dated March 1, 2011. Under the terms of the Advisory Agreement, the Adviser is responsible for the management of the Series’ assets. Each Series pays the Adviser an investment management fee for its services at an annual rate of 0.25%, as a percentage of each Series’ average daily net assets.

To the extent a Series invests its assets in its corresponding Subsidiary for which the Adviser receives a separate investment advisory fee, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Series in an amount equal to 100% of the advisory fee that the Adviser receives from such Subsidiary.

2. Trustees and Officers Fees: Certain Members and Officers of the Adviser are also Trustees and Officers of the Trust. Only the Trust’s Independent Trustees receive compensation from the Trust. Each Independent Trustee receives $10,000 from the Trust annually.

3. Other Service Providers: On behalf of the Series, the Trust has entered into an Administration and Accounting Service Agreement with BNY Mellon Investment Servicing (US) Inc., to provide administrative and fund accounting services and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement. The Trust has also entered into a Custody Services Agreement with The Bank of New York Mellon, to serve as Custodian and an Underwriting Agreement with Foreside Fund Services, LLC, to serve as the principal underwriter and distributor for the Trust.

E. Purchases and Sales of Securities:

For the period ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities:

	Purchases	Sales
Bennett Conservative Series	$62,328	$41,167
Bennett Moderate Series	62,235	41,173
Bennett Growth Series	62,319	41,169
Bennett Aggressive Growth Series	62,370	41,174

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

The Series will not be subject to U.S. federal income tax because the Series are classified as partnerships for federal income tax purposes. An investor in a Series will report separately on its own income tax return, its distributive share of a Series’ income, gains, losses, deductions, and credits (including foreign tax credits for creditable foreign taxes imposed on a Series).

At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bennett Conservative Series	$46,436	$420	$(1,787)	$(1,367)
Bennett Moderate Series	46,408	419	(1,789)	(1,370)
Bennett Growth Series	46,384	420	(1,783)	(1,363)
Bennett Aggressive Growth Series	46,390	414	(1,764)	(1,350)

“Accounting for Uncertainty in Income Taxes” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Series’ tax position and has concluded that no provision for income tax is required in the Series’ financial statements. The Series are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of the duties to the Series.

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series and/or its affiliates that have not yet occurred. However, based on experience, the Series expect the risk of loss to be remote.

H. New Accounting Pronouncements:

In May 2011, the FASB issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” together (the “Standard”). The Standard includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The Standard will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, the Standard will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact the new Standard will have on its financial statement disclosures.

I. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

FUND MANAGEMENT

(Unaudited)

Trustees/Officers

The business and affairs of the Trusts are managed under the direction of their Boards. Each Trust’s Trustees and principal officers are noted in the table below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal. The Trusts’ officers are elected annually by the Board and serve at the Board’s pleasure.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Officer. You may obtain copies of the SAI and prospectus of each Fund advised by Bennett Group of Funds by calling collect (855) 606-8290 or by mailing a request to Bennett Group of Funds, 5335 Wis-consin Ave. NW, Suite 500, Washington, D.C. 20015. Prospectuses are also available at www.BennettFunds.com.

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Interested Trustee
Dawn J. Bennett 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 48	Chairperson and President	Since 2011	Chief Executive Officer — Bennett Group Financial Services, LLC (2006-Present); formerly Senior Vice President/Investment Officer — Legg Mason Wood Walker, Inc.	8	None
Independent Trustees
Stephen W. Bosworth 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 72	Independent Trustee	Since 2011	Dean of The Fletcher School of Law and Diplomacy at Tufts University (2001-Present); U.S. Special Representative for North Korea Policy (2009-2011)	8	International Textile Group Inc.
David G. Chrencik 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 63	Independent Trustee	Since 2011	GeoGreen Biofuels, Inc., Vice President, Finance, Chief Financial Officer, Secretary and Director (May 2010- present); PricewaterhouseCoopers LLP, Partner (1972-2009)	8	Del Rey Monarch Fund (1 portfolio)
Ronald E. Toupin, Jr. 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 53	Independent Trustee	Since 2011	Self-Employed Portfolio Consultant (2010-Present). Formerly Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corporation (1993-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Company, Inc. (1982-1999)	8	Guggenheim Funds (51 portfolios)

The officers of the Trust not named above are:

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen Officer	Other Directorships Held by Officer
Stuart W. Rogers 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 55	Treasurer and Secretary	Since 2011	President, Bennett Group Financial Services, LLC (2009-Present; Executive Vice President and Chief Strategy Officer, Advisor Group (2006-2009)	8	N/A
Matthew Okolita 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 30	Chief Compliance Officer	Since 2011	Chief Compliance Officer, Bennett Group Financial Services, LLC (2011 – Present), Chief Compliance Officer and Counsel, Highland Capital Management, LP (2008 – 2011), Associate, NewStar Financial, Inc. (2006-2007)	8	N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds and Master Series use in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (855) 606-8290. Information regarding how the Adviser votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Adviser’s website at http://www.BennettFunds.com and reflects the most recent twelve-month period ending June 30.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Boards of Trustees (each, a “Board,” and together, the “Boards”), of the Bennett Group of Funds and the Bennett Group Master Funds (each, a “Trust,” and together, the “Trusts”), including all of the Trustees who are not “interested persons” of the Trusts, as that term is defined in Section 2(a)19 of the 1940 Act (the “Independent Trustees”), recently considered the approval of each Trust’s Investment Advisory Agreement. Each Advisory Agreement was approved for an initial two-year term at a meeting of the Boards held on February 17, 2011.

The Boards received the following information from Bennett Group Financial Services, LLC (“BGFS”): (1) a description of BGFS’ investment philosophy; (2) a description of the scope of the services to be provided to the various series of the Trusts (the “Funds”) by BGFS; (3) an outline of the roles that key individuals at BGFS would fill with regard to management of the Trust as well as the portfolio management personnel and the professional histories and qualifications of each of those individuals; (4) a description of the core principles used by BGFS to manage their clients’ assets; (5) information regarding its ownership structure and its financial stability; (6) firm-level operating expenses and description of additional streams of income; (7) BGFS’ financial statements; (8) proposed fee structures including proposed management fees for each Fund; (9) proposed fee waivers and reimbursements; and (10) BGFS’ profitability outlook.

In considering the information and materials described above, the Independent Trustees received assistance from counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of investment company advisory agreements. With respect to the nature, extent and quality of the services expected to be provided by BGFS under the Investment Advisory Agreements, the Boards considered the specific investment process to be employed by BGFS in managing the assets of the Funds; the qualifications of the investment team; and BGFS’s investment infrastructure and whether it appears to adequately support each Fund’s strategy. Each Board concluded that the nature, extent and quality of the advisory services expected to be provided by BGFS were appropriate for each Fund in light of its investment objective and, thus, supported a decision to approve the Investment Advisory Agreement.

Because the Funds had not yet commenced investment operations at the time of the Boards’ consideration of the Investment Advisory Agreements, the Boards could not consider BGFS’s investment performance managing the Funds as a factor in evaluating the Investment Advisory Agreements. Each Board concluded that the experience of BGFS’s portfolio manager, coupled with BGFS’s investment process and its fee waiver/expense reimbursement commitment, supported a decision to approve the applicable Investment Advisory Agreement.

The Boards considered whether the Funds would be able to participate in any economies of scale that BGFS may experience in the event that the Funds reach a certain level of assets. Management informed the Boards that the research and approach used by BGFS was not expected to result in significant economies of scale, but that the issue should be monitored as the Funds accumulate assets. The Boards noted the uncertainty involved in launching a new investment product and estimating future asset levels. Due to the start-up nature of the Funds and BGFS’s commitment to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses, each Board concluded that they would evaluate whether the Funds realize economies of scale after the Funds commenced operations.

After further discussion and consideration of the factors discussed above, with no single factor identified as being of paramount importance, each Board, including all of the Independent Trustees, concluded that the initial approval of the applicable Investment Advisory Agreement was in the best interests of the Trust and its Funds, and approved such Investment Advisory Agreement with, and the fees to be paid to, BGFS.

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Investment Adviser

Bennett Group Financial Services, LLC

5335 Wisconsin Avenue NW, Suite 500

Washington, D.C. 20015

Administrator, Fund Accountant & Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101M

www.foreside.com

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Ernst & Young LLP

2001 Market Street, Suite 4000

Philadelphia, PA 19103

IMPORTANT INFORMATION

An investment in the Bennett Group of Funds is subject to risk, including the possible loss of principal. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Small-sized and mid-sized company investments typically involve greater risk than investing in larger, more established companies. Industry concentration risk is that any negative development affecting the industry has a greater impact than for a fund that is not over weighted in that industry. The Funds may invest in exchange-traded funds (ETFs) which are subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (NAV). Investing in the subsidiary indirectly exposes the Funds to commodity-related investment risk. The Funds are subject to these and other risks, which are discussed in greater detail in the Funds’ prospectus.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bennett Group of Funds

By (Signature and Title)*	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date	12/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date	12/29/11

By (Signature and Title)*	/s/ Stuart W. Rogers
Stuart W. Rogers, Treasurer and Secretary
(principal financial officer)

Date	12/29/11

* Print the name and title of each signing officer under his or her signature.